Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2023
Non-Controlling Interests [Abstract]
Schedule of detail, by Group company, of non-controlling interests
The detail, by Group company, of 'Equity - Non-controlling interests' is as follows:

EUR million
	2023	2022	2021
Santander Bank Polska S.A.	1,934	1,603	1,559
Grupo PSA	1,590	1,728	1,543
Santander Consumer USA Holdings Inc.	—	—	1,255
Banco Santander - Chile	1,379	1,317	1,042
Banco Santander (Brasil) S.A.	1,493	1,210	1,023
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	4	251	202
Other companiesA	1,311	1,213	1,970
	7,711	7,322	8,594

Profit/(Loss) for the year attributable to non-controlling interests	1,107	1,159	1,529
Of which:
Santander Consumer USA Holdings Inc.	—	—	494
Grupo PSA	285	323	311
Banco Santander - Chile	235	280	292
Banco Santander (Brasil) S.A.	182	259	251
Santander Bank Polska S.A.	347	196	75
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	13	42	62
Other companies	45	59	44
TOTAL	8,818	8,481	10,123
A.Includes perpetual Santander UK plc equity instruments convertible at the option of Santander UK plc into preferred shares of Santander UK plc. During 2022, three issues were redeemed early for a nominal amount of GBP 1,700 million (EUR 1,977 million) of which the Group had repurchased GBP 1,050 million (EUR 1,221 million). At 2023 year-end, the outstanding balance on these equity instruments amounted to GBP 500 million (EUR 576 million) (EUR 564 million and EUR 1,363 million in 2022 and 2021, respectively).

Schedule of changes in non-controlling interests
The changes in Non-controlling interests are summarised as follows:

EUR million
	2023	2022	2021
Balance at the end of the previous year	8,481	10,123	9,846
Balance at beginning of year	8,481	10,123	9,846
Other comprehensive income	297	248	(304)
Other	40	(1,890)	581
Profit attributable to non-controlling interests	1,107	1,159	1,529
Modification of participation ratesA	(258)	(1,811)	(390)
Change of perimeter	(364)	31	(5)
Dividends paid to minority shareholders	(748)	(500)	(648)
Changes in capital and other conceptsB	303	(769)	95
Balance at end of year	8,818	8,481	10,123
A.Include the effects of the public offer for the acquisition of shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México that occurred in 2023, purchase of shares of Santander Holdings USA, Inc. on Santander Consumer USA Holdings Inc. that occurred in 2022 and of the public offer for the acquisition of shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México that occurred in 2021 (see note 3.b).
B.Includes the effect of the amortization of AT1 UK by EUR 756 million at closing of fiscal year 2022.

Schedule of financial information on the subsidiaries with significant non-controlling interests
The financial information on the subsidiaries with significant non-controlling interests at 31 December 2023 is summarised below:

EUR millionA
	Santander Bank Polska S.A.	Banco Santander (Brasil) S.A.	Banco Santander - Chile	Grupo Financiero Santander México, S.A.B. de C.V.
Total assets	60,916	220,093	77,167	102,496
Total liabilities	54,462	203,035	71,518	93,592
Net assets	6,454	17,058	5,648	8,904
Total income	3,182	13,104	2,285	5,899
Total profit	1,015	2,135	816	1,577
A.Information prepared in accordance with the segment reporting criteria described in note 52 and, therefore, it may not coincide with the information published separately by each entity.